Acquisitions - Acquisitions (Details) (USD $)	Aug. 31, 2013
Dotolo Research Corporation
Cash and cash equivalents	$ 1,653
Accounts receivable (net)	769
Inventory	100,882
Prepaid expenses and other current assets	31,750
Property and equipment	22,957
Deposits and other assets	10,050
Intangible assets	1,125,845
Patents, registrations	31,642
Total assets acquired	1,325,548
Accounts payable and other accrued expenses	457,588
Customer deposits	78,807
Notes payable	195,823
Notes payable - related parties	58,600
Accrued interst payable	9,743
Accrued interest payable - related parties	795
Total liabilities assumed	801,356
Angels of Mercy, Inc.
Cash and cash equivalents	27,121
Accounts receivable (net)	111,581
Prepaid expenses and other current assets	7,851
Property and equipment	57,000
Purchased Goodwill	543,721
Total assets acquired	747,274
Accounts payable and other accrued expenses	9,688
Total liabilities assumed	$ 9,688